[Transamerica Life Insurance Company Letterhead]

May 6, 2004

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Retirement Income Builder Variable Annuity

Retirement Income Builder II Variable Annuity

Portfolio Select Variable Annuity

Retirement Builder Variable Annuity Account

Transamerica Life Insurance Company

File No. 333-07509

Commissioners:

On behalf of the above-captioned registrant, I hereby certify, pursuant to Rule 497(j) of the Securities Act of 1933, that the form of the prospectus, supplements and statement of additional information filed on May 1, 2004, that would have been filed under paragraph (c) of Rule 497 does not differ from those contained in the most recently filed amendment to the above-captioned registration statement. The text of the registrant’s most recent post-effective amendment was filed electronically via EDGAR.

If you have any questions regarding this certification, please call the undersigned at (319) 297-8330.

Sincerely,

/s/ Darin D. Smith

Darin D. Smith Assistant General Counsel Financial Markets Group

cc:	Frederick R. Bellamy, Esq.